Discontinued operations	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Discontinued operations

33.	Discontinued operations
a)	Éxito:

At December 31, 2022, the Company presents Éxito as a discontinued operation, note 1.2. The summarized balance sheet, and statements of income and cash flows of Grupo Éxito before related party eliminations are as follows:

Balance sheet	07.31.2023	12.31.2022

Assets
Current
Total current assets	5,993	6,355
Non-current
Total non-current assets	16,143	14,454
Total assets	22,136	20,809

Liabilities
Current
Total current liabilities	8,221	7,955

Non-current
Total non-current liabilities	3,371	3,306

Shareholders’ equity	10,544	9,548
Total liabilities and shareholders’ equity	22,136	20,809

Cash flow:	2023	2022	2021

Cash flow provided by operating activities	(723)	1,044	1,950
Net cash used in investing activities	(1,602)	(585)	(655)
Net cash used in financing activities	367	(1,514)	(1,146)
Cash variation in the period	(1,958)	(1,055)	149

Statement of income	2023 (*)	2022	2021

Net operating revenue	13,809	25,175	24,357
Net income before income tax and social contribution (**)	(1,520)	519	853
Income tax and social contribution	(35)	(526)	(321)

Net income (loss)	(1,555)	(7)	532

(*)	the results of the subsidiary Éxito and its subsidiaries were presented in discontinued operations in the results of the year, until the effective loss of control by GPA, which occurred on July 31, 2023.
(**)	include taxes on results earned abroad in the amount of R$1 at December 31, 2022 (R$98 at December 31, 2021) and costs related to the segregation process (note 1.2) of R$57, net of taxes.

b)	Extra Hiper:

At December 31, 2021, the Company started the process of demobilization and discontinuing operations under the Extra Hiper banner, and the net result is presented as a discontinued operation (Note 1.1).

Income statement	2023	2022	2021

Net operating revenue	61	998	10,636
Net income before income tax and social contribution(*)	(588)	1,369	86
Income tax and social contribution	77	(561)	190

Net income for the period	(511)	808	276
(*)	The amount of R$1,369 includes the amount of R$1,564 from the gain on the sale of Extra Hiper stores (46 commercial properties and 11 properties) net of other costs related to the demobilization of stores

c)	Breakdown of discontinued operations:

	2023	2022	2021

Grupo Éxito(*)	(1,555)	(7)	532
Extra Hiper	(511)	808	276
GCB	(154)	56	(3)

Net income (loss) from discontinued operations	2,220	857	805

(*)	The amount refers to the recycling of comprehensive income, mainly composed by the accumulated adjustment for converting the balance sheet into Colombian pesos from the time of acquisition until loss of control in the amount of R$(1.360), other items of comprehensive income in the amount of R$23, remeasurement of the remaining portion in the net amount of the investment write-off in the amount of R$(746) and the net profit for the period ended July 31, 2023 in the amount of R$528.